Summary of Significant Accounting Policies and Disclosures (Details Narrative)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Capitalized interest				$ 0	$ 0
Property, Plant and Equipment, Useful Life				30 years
Estimated residual scrap value of vessels per lightweight ton (LWT)				$ 400
Charter revenue				316,326,000	284,667,000
Other current assets				36,252,000		$ 33,765,000
Other non-current assets				$ 31,572,000		31,022,000
Number of failed sale and leaseback transactions				6
Vessel asset group carrying amount				$ 1,716,778,000		1,623,307,000
Derivative, Description of Hedged Item				the Company has designated only a portion of its outstanding debt (initially, $253.9 million) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged
Derivative Asset				$ 56,904,000		63,503,000
Unrealized gain on the interest rate caps				176,000	(0)	1,091,000
December 2021 interest rate caps [Member]
Property, Plant and Equipment [Line Items]
Derivative, Notional Amount							$ 484,100,000
Two USD one-month LIBOR interest rate caps [Member]
Property, Plant and Equipment [Line Items]
Derivative, Notional Amount	$ 507,900,000
Derivative, Cap Interest Rate	0.75%
Derivative, Maturity Date	fourth quarter 2026
Second interest rate cap | Two USD one-month Libor interest rate caps [Member]
Property, Plant and Equipment [Line Items]
Negative fair value adjustment				1,368,000
Positive fair value adjustment					6,648,000
One Vessel Group [Member]
Property, Plant and Equipment [Line Items]
Tangible Asset Impairment Charges						$ 3,033,000
Number of vessels recognized with impairment charge						1
Vessel asset group carrying amount						$ 9,033,000
Property, Plant, and Equipment, Fair Value Disclosure						6,000,000
Charters Revenues [Member]
Property, Plant and Equipment [Line Items]
Charter revenue				1,785,000	2,911,000
Other current assets				7,535,000		6,487,000
Other non-current assets				$ 21,824,000		$ 21,144,000
Change On Valuation Of Share Based Compensation [Member]
Property, Plant and Equipment [Line Items]
Increase of general and administrative expenses			$ 2,375,000		3,556,000
Net income decrease		$ 1,181,000	2,375,000
Additional paid-in capital increase					$ 3,556,000
Retained Earnings decrease		$ 1,181,000	$ 2,375,000